Asset Retirement Provision (Tables)	12 Months Ended
Dec. 31, 2024
Asset Retirement Provision [Abstract]
Schedule of Asset Retirement Provision
	As of December 31,	As of December 31,
	2024	2023
Balance as of January 1,	1,816	1,979
Additions during the period	—	209
Accretion expense	358	214
Effect of change in the foreign exchange rate	(156)	12
Effect of change in discount rate	88	(598)
Balance as of period end	2,106	1,816